Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments [Abstract]
2025		$ 465
Total future minimum lease payments		465
Less: amount representing interest		(9)
Present value of future minimum lease payments		456
Less: current maturities	$ (149)	(456)	$ (567)
Obligations under lease liability, noncurrent			$ 455